Simplify National Muni Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
Municipal Bonds – 92.6%
Arizona – 6.1%
City of Phoenix Civic Improvement Corporation Junior Lien Airport RB, Series 2019B
(AMT), 3.25%, 7/1/2049 .................................................. $ 2,000,000 $ 1,512,545
Salt River Project Agricultural Improvement and Power District Electric System RB, Series
2023B, 5.25%, 1/1/2053 .................................................. 3,500,000 3,747,508
5,260,053
California – 9.8%
Airport Commission of The City and County of San Francisco San Francisco International
Airport Second Series RB Series 2025A (AMT), 5.50%, 5/1/2055 .................. 3,500,000 3,756,071
Department of Airports of The City of Los Angeles California Los Angeles International
Airport Subordinate Revenue and Refunding RB 2025 Series A (Private Activity/AMT),
5.25%, 5/15/2050 ....................................................... 2,500,000 2,609,416
Department of Airports of The City of Los Angeles California Los Angeles International
Airport Subordinate Revenue and Refunding RB 2025 Series A (Private Activity/AMT),
5.00%, 5/15/2055 ....................................................... 2,000,000 2,030,834
8,396,321
District of Columbia – 3.2%
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB, Series 2024A,
5.25%, 7/15/2059(a) ..................................................... 2,565,000 2,706,546
Florida – 8.7%
Greater Orlando Aviation Authority Airport Facilities RB Series 2019A (AMT), 4.00%,
10/1/2049 .............................................................. 3,350,000 2,932,225
Miami-Dade County Florida Aviation RB, Series 2025B (NON-AMT), 5.25%, 10/1/2055 .. 3,000,000 3,161,679
Miami-Dade County, Florida Seaport Revenue Refunding Bonds, Series 2021A Sub-
Series 2021A-2 Bonds (NON-AMT), 3.00%, 10/1/2050 .......................... 1,930,000 1,395,757
7,489,661
Hawaii – 3.7%
State of Hawaii Airports System RB, Series 2025A, 5.50%, 7/1/2054(a) ............... 3,000,000 3,196,829
Idaho – 2.7%
Idaho Housing and Finance Association Sales Tax RB Transportation Expansion and
Congestion Mitigation Fund Series 2025A, 4.00%, 8/15/2050 ..................... 2,500,000 2,293,413
Massachusetts – 2.4%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024, Series B,
5.00%, 5/1/2054 ........................................................ 2,000,000 2,082,044
Nebraska – 7.2%
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (NON-
AMT), 4.65%, 9/1/2055 ................................................... 2,000,000 1,963,141
Omaha Public Power District Nebraska Electric System RB, 2024 Series C, 5.00%,
2/1/2054 ............................................................... 4,000,000 4,178,282
6,141,423
New York – 17.9%
Dormitory Authority of The State of New York Northwell Health Obligated Group RB Series
2024A, 4.00%, 5/1/2054(a) ................................................ 2,500,000 2,185,844
Dormitory Authority of The State of New York State Personal Income Tax RB General
Purpose, Series 2025A, 5.00%, 3/15/2049 .................................... 2,500,000 2,620,259
Empire State Development New York New York State Urban Development Corporation
State Personal Income Tax RB, Series 2022A, 5.00%, 3/15/2050 .................. 2,500,000 2,580,002
New York City Municipal Water Finance Authority Water and Sewer Second General
Resolution RB Fiscal 2025 Series BB, 4.25%, 6/15/2053 ........................ 2,500,000 2,407,021
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate
Bonds Fiscal 2025 Series E, 5.00%, 11/1/2053 ................................ 2,000,000 2,079,816
New York State Urban Development Corporation State Personal Income Tax RB General
Purpose, Series 2020A, 3.00%, 3/15/2050 .................................... 2,500,000 1,786,934
The City of New York GO Bonds, Fiscal 2025 Series E, 4.25%, 8/1/2055 .............. 1,750,000 1,659,828
15,319,704

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Principal Value
Municipal Bonds (continued)
Pennsylvania – 7.5%
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB, Series B of 2021,
4.00%, 12/1/2053 ....................................................... $ 2,500,000 $ 2,243,487
Pennsylvania Turnpike Commission Turnpike RB, Series A of 2025, 4.13%, 12/1/2050 ... 2,000,000 1,881,255
Pennsylvania Turnpike Commission Turnpike RB, Series A of 2025, 5.25%, 12/1/2055 ... 2,120,000 2,260,012
6,384,754
South Carolina – 2.4%
South Carolina Public Service Authority Revenue Obligations Santee Cooper Consisting
of 2024 Tax-Exempt Refunding Series B, 5.00%, 12/1/2054 ...................... 2,000,000 2,067,163
Texas – 18.9%
Aledo Independent School District A Political Subdivision of the State of Texas Located in
Parker and Tarrant Counties Texas Unlimited Tax School Building Bonds Series 2020,
3.00%, 2/15/2050 ....................................................... 2,500,000 1,833,317
Conroe Independent School District A Political Subdivision of The State of Texas Located
in Montgomery County Texas Unlimited Tax School Building Bonds, Series 2025,
4.00%, 2/15/2050(a) ..................................................... 3,000,000 2,807,458
Lower Colorado River Authority Transmission Contract Refunding RB LCRA Transmission
Services Corporation Project Series 2025, 5.00%, 5/15/2055(a) ................... 2,000,000 2,062,693
New Caney Independent School District A Political Subdivision of The State of Texas
Located In Montgomery and Harris Counties Texas Unlimited Tax School Building and
Refunding Bonds, Series 2023, 5.00%, 2/15/2053 .............................. 2,000,000 2,074,511
Texas Water Development Board State Water Implementation Revenue Fund for Texas
Reseve Bonds, Series 2024A, 4.38%, 10/15/2054 .............................. 3,630,000 3,547,120
Texas Water Development Board State Water Implementation Revenue Fund for Texas
Reseve Bonds, Series 2024A, 4.38%, 10/15/2059(a) ........................... 4,000,000 3,895,521
16,220,620
Washington D.C. – 2.1%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds
Dulles Metrorail and Capital Improvements Projects Dulles Toll Road Second Senior
Lien Revenue Refunding Bonds, Series 2022A, 4.00%, 10/1/2052(a) ............... 2,000,000 1,789,564
Total Municipal Bonds (Cost $80,581,612) .......................................... 79,348,095
Shares
Money Market Funds – 11.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(b)
(Cost $9,427,132) ....................................................... 9,427,132 9,427,132
Number of
Contracts Notional Amount
Purchased Options – 1.0%
Calls – Exchange-Traded – 1.0%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(c) ............ 92 1,748,000 2,254
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(c) ............ 185 3,700,000 7,400
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(c) ............ 92 2,116,000 27,278
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(c) .......... 4 7,000,000 2,200
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(c) .......... 4 7,240,000 9,640
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(c) .......... 4 7,280,000 26,320
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(c) .......... 4 7,080,000 16,720
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(c) .......... 49 9,016,000 980
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(c) .......... 46 8,441,000 4,370
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(c) .......... 46 8,671,000 11,270
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(c) ............. 512 272,640,000 92,160
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(c) ............. 257 138,780,000 100,230
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(c) ............. 20 10,300,000 4,300

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Number of
Contracts Notional Amount Value
Purchased Options – 1.0% (continued)
Calls – Exchange-Traded – 1.0% (continued)
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(c) ............. 20 $ 10,500,000 $ 7,000
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(c) ............. 188 99,640,000 94,000
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25(c) ............. 272 157,760,000 97,920
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25(c) ............. 32 19,200,000 320
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(c) ............. 16 8,400,000 12,720
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(c) ............. 18 9,315,000 14,490
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 71 43,665,000 1,242
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 89 55,447,000 1,113
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 160 92,800,000 344,000
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(c) ........... 457 11,882,000 914
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(c) ........... 378 9,676,800 1,323
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(c) ........... 505 13,130,000 4,040
884,204
Total Purchased Options (Cost $1,234,718) ........................................... 884,204
Total Investments – 104.6%
(Cost $91,243,462) ............................................................ $ 89,659,431
Liabilities in Excess of Other Assets – (4.6)% ......................................... (3,948,766)
Net Assets – 100.0% ............................................................ $ 85,710,665
Number of
Contracts Notional Amount
Written Options – (1.2)%
Puts – Exchange-Traded – (1.2)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (92) $ (2,208,000) $ (16,146)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (185) (4,625,000) (48,100)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (92) (2,576,000) (132,710)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (4) (7,400,000) (26,240)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (4) (7,660,000) (94,120)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (4) (7,680,000) (125,140)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (4) (7,480,000) (73,580)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (49) (9,702,000) (45,080)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (46) (8,901,000) (33,350)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (46) (9,131,000) (91,770)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (512) (270,080,000) (66,560)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (257) (136,210,000) (39,193)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (188) (97,760,000) (49,820)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (20) (10,750,000) (19,200)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (20) (10,950,000) (47,300)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (16) (8,840,000) (76,720)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (18) (9,765,000) (57,330)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (457) (12,339,000) (1,828)

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
4
Number of
Contracts Notional Amount Value
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (378) $ (10,130,400) $ (3,213)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (505) (13,584,500) (8,585)
(1,055,985)
Total Written Options (Premiums Received $696,948) ................................... $ (1,055,985)
(a) Securities with an aggregate market value of $18,616,844 have been pledged as collateral for options as of March 31, 2025.
(b) Rate shown reflects the 7-day yield as of March 31, 2025.
(c) Held in connection with Written Options.
Portfolio Abbreviations:
AMT : Alternative Minimum Tax (subject to)
RB : Revenue Bond
Summary of Investment Type††
Investment Categories % of Net Assets
Municipal Bonds .............................................................................. 92.6%
Money Market Funds .......................................................................... 11.0%
Purchased Options ............................................................................ 1.0%
Total Investments ............................................................................. 104.6%
Liabilities in Excess of Other Assets ............................................................... (4.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.